DISCONTINUED OPERATIONS - Additional Information (Details) $ in Thousands				1 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) shares	Mar. 25, 2015 shares	Apr. 23, 2014 special_purpose_company shares	Jun. 30, 2015 shares	Mar. 31, 2015 USD ($) entity special_purpose_company shares	Sep. 30, 2014 special_purpose_company shares	Apr. 30, 2014 special_purpose_company	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares received in transaction | shares		1
Additional impairment loss											$ 0	$ 7,233
General management agreement fees									$ 600
Technical management fees									200
Newbuilding commission fees									0
Newbuilding supervision fees									$ 1,100
Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Additional impairment loss								$ 2,400		$ 9,369
ICB General Management Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Management fee per annum	$ 2,300
Commission, percent of gross revenue	1.25%
Commission, percent of proceeds on sale of vessels	1.00%
Commission, Percent Of Cost Of Purchase Of Vessels	1.00%
Dry Bulk Commercial Management Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Commission, percent of gross revenue	1.25%
Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares issued per share held (in shares) | shares				0.3111
Stock dividend (in shares) | shares				75,400,000
Number of shares held by existing shareholders to qualify for stock dividend				3.2142
Frontline 2012 Ltd [Member] | Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares held prior to stock dividend (in shares) | shares				77,500,000
Treasury shares held (in shares) | shares				2,100,000
Dividends [Domain] | Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares held by existing shareholders to qualify for stock dividend				3.2142
Shares received in transaction | shares				1
Golden Ocean Group Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of total common stock outstanding held	69.70%				69.70%				69.70%
Percentage of total common stock outstanding held post merger	44.90%				44.90%				44.90%
Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock, number of shares held | shares	77,500,000				77,500,000				77,500,000
Affiliated Entity [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
General management agreement fees									$ 100
Discontinued Operations, Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of SPCs sold			5		12
Shares received as consideration in disposal | shares			15,500,000		31,000,000	31,000,000
Number of vessels disposed of | special_purpose_company					12	13	25
Shares received as consideration in disposal | shares					31,000,000
Remaining newbuilding installments	$ 404,000				$ 404,000				404,000
Cash consideration received on disposal	$ 108,600				$ 108,600				$ 108,600
Discontinued Operations, Disposed of by Sale [Member] | Golden Ocean [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of vessels impaired | vessel													5
Impairment loss													$ 41,700
Discontinued Operations, Disposed of by Sale [Member] | Golden Ocean [Member] | Continuing Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss													1,100
Discontinued Operations, Disposed of by Sale [Member] | Golden Ocean [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss													$ 40,600